Segment Information - Schedule of Geographic Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net revenues:
External Customers	¥ 225,995	¥ 265,758	¥ 257,988
Total net revenues	225,995	265,758	257,988
Operating expenses	204,120	224,808	237,197
Operating income	21,875	40,950	20,791
PROPERTY AND EQUIPMENT, net	62,651	62,251	59,508
Japan [Member]
Net revenues:
External Customers	171,057	208,641	194,431
Intercompany	12,713	12,557	17,368
Total net revenues	183,770	221,198	211,799
Operating expenses	165,640	189,256	201,244
Operating income	18,130	31,942	10,555
PROPERTY AND EQUIPMENT, net	57,730	57,815	56,742
United States [Member]
Net revenues:
External Customers	36,631	35,955	36,870
Intercompany	3,097	3,706	1,837
Total net revenues	39,728	39,661	38,707
Operating expenses	35,650	32,277	32,144
Operating income	4,078	7,384	6,563
PROPERTY AND EQUIPMENT, net	4,317	4,191	2,460
Europe [Member]
Net revenues:
External Customers	12,703	14,561	19,525
Intercompany	608	512	1,661
Total net revenues	13,311	15,073	21,186
Operating expenses	14,057	14,149	18,670
Operating income	(746)	924	2,516
PROPERTY AND EQUIPMENT, net	388	56	77
Asia/Oceania [Member]
Net revenues:
External Customers	5,604	6,601	7,162
Intercompany	607	234	710
Total net revenues	6,211	6,835	7,872
Operating expenses	5,952	6,234	6,687
Operating income	259	601	1,185
PROPERTY AND EQUIPMENT, net	216	189	229
Total [Member]
Net revenues:
External Customers	225,995	265,758	257,988
Intercompany	17,025	17,009	21,576
Total net revenues	243,020	282,767	279,564
Operating expenses	221,299	241,916	258,745
Operating income	21,721	40,851	20,819
PROPERTY AND EQUIPMENT, net	62,651	62,251	59,508
Eliminations [Member]
Net revenues:
Intercompany	(17,025)	(17,009)	(21,576)
Total net revenues	(17,025)	(17,009)	(21,576)
Operating expenses	(17,179)	(17,108)	(21,548)
Operating income	¥ 154	¥ 99	¥ (28)